SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Minimum
Cash and cash equivalents
Original maturities of term deposit	3 months
Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 629,875,304	¥ 872,102,927
PRC | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	608,426,190	852,651,899
PRC | Denominated in EUR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	311,341,363	499,117,291
PRC | Denominated in RMB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	229,710,326	334,796,621
PRC | Denominated in GPB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	66,246,844	18,233,516
PRC | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	1,127,657	504,471
United States | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	1,583,932	691,290
United States | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	1,583,932	691,290
Hong Kong SAR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	9,379,742	11,556,322
Hong Kong SAR | Denominated in EUR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	5,674
Hong Kong SAR | Denominated in HKD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	9,328,332	11,477,109
Hong Kong SAR | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	45,736	79,213
Others | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 10,485,440	¥ 7,203,416